Allowance for Loan Losses - Allowance Related to Unallocated Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Beginning balance	$ 19,742	$ 21,257
Individually evaluated for impairment	2,509	4,006
Charge-offs	(5,550)	(9,479)
Collectively evaluated for impairment	14,019	15,736
Recoveries	1,236	1,564
Ending balance	16,528	19,742
Provision	1,100	6,400
Ending Balance	16,528	19,742
Loan balances outstanding:
Individually evaluated for impairment	2,509	4,006
Collectively evaluated for impairment	14,019	15,736
Ending balance	16,528	19,742
Individually evaluated for impairment	18,057	26,090
Collectively evaluated for impairment	843,184	789,463
Ending balance	861,241	815,553
Commercial and Agriculture [Member]
Allowance for loan losses:
Beginning balance	2,811	2,876
Individually evaluated for impairment	1,262	286
Charge-offs	(483)	(841)
Collectively evaluated for impairment	1,579	2,525
Recoveries	141	353
Ending balance	2,841	2,811
Provision	372	423
Ending Balance	2,841	2,811
Loan balances outstanding:
Individually evaluated for impairment	1,262	286
Collectively evaluated for impairment	1,579	2,525
Ending balance	2,841	2,811
Individually evaluated for impairment	3,869	5,420
Collectively evaluated for impairment	112,006	95,241
Ending balance	115,875	100,661
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	10,139	10,571
Individually evaluated for impairment	445	2,354
Charge-offs	(1,804)	(3,440)
Collectively evaluated for impairment	7,114	7,785
Recoveries	449	612
Ending balance	7,559	10,139
Provision	(1,225)	2,396
Ending Balance	7,559	10,139
Loan balances outstanding:
Individually evaluated for impairment	445	2,354
Collectively evaluated for impairment	7,114	7,785
Ending balance	7,559	10,139
Individually evaluated for impairment	10,175	13,941
Collectively evaluated for impairment	433,671	420,867
Ending balance	443,846	434,808
Residential Real Estate [Member]
Allowance for loan losses:
Beginning balance	5,780	5,796
Individually evaluated for impairment	802	1,199
Charge-offs	(2,907)	(4,506)
Collectively evaluated for impairment	4,422	4,581
Recoveries	458	397
Ending balance	5,224	5,780
Provision	1,893	4,093
Ending Balance	5,224	5,780
Loan balances outstanding:
Individually evaluated for impairment	802	1,199
Collectively evaluated for impairment	4,422	4,581
Ending balance	5,224	5,780
Individually evaluated for impairment	4,005	6,127
Collectively evaluated for impairment	246,686	244,471
Ending balance	250,691	250,598
Real Estate Construction [Member]
Allowance for loan losses:
Beginning balance	349	974
Individually evaluated for impairment		107
Charge-offs	(136)	(446)
Collectively evaluated for impairment	184	242
Recoveries	108	131
Ending balance	184	349
Provision	(137)	(310)
Ending Balance	184	349
Loan balances outstanding:
Individually evaluated for impairment		107
Collectively evaluated for impairment	184	242
Ending balance	184	349
Individually evaluated for impairment		541
Collectively evaluated for impairment	39,964	19,136
Ending balance	39,964	19,677
Consumer and Other [Member]
Allowance for loan losses:
Beginning balance	246	719
Individually evaluated for impairment		60
Charge-offs	(220)	(246)
Collectively evaluated for impairment	214	186
Recoveries	80	71
Ending balance	214	246
Provision	108	(298)
Ending Balance	214	246
Loan balances outstanding:
Individually evaluated for impairment		60
Collectively evaluated for impairment	214	186
Ending balance	214	246
Individually evaluated for impairment	8	61
Collectively evaluated for impairment	10,857	9,748
Ending balance	10,865	9,809
Unallocated [Member]
Allowance for loan losses:
Beginning balance	417	321
Individually evaluated for impairment
Charge-offs
Collectively evaluated for impairment	506	417
Recoveries
Ending balance	506	417
Provision	89	96
Ending Balance	506	417
Loan balances outstanding:
Individually evaluated for impairment
Collectively evaluated for impairment	506	417
Ending balance	506	417
Individually evaluated for impairment
Collectively evaluated for impairment
Ending balance